ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of June 30, 2023 and December 31, 2022, accrued expenses and other current liabilities consist of:

	As of June 30, 2023	As of December 31, 2022
Accrued expenses	$1,152,674	$1,539,791
Sundry payables	1,164,801	1,007,222
North West Parks Board	798,860	955,591
VAT	246,318	184,977
Other taxation payable	29,313	121,959
	$3,391,966	$3,809,540

As of December 31, 2022 and 2021, accrued expenses and other current liabilities consist of:

	As of December 31,
	2022	2021
Accrued expenses	$1,539,791	$390,138
Sundry payables	1,007,222	165,307
North West Parks Board	955,591	1,177,050
VAT	184,977	48,493
Other taxation payable	121,959	33,314
Derivative liability	—	250,000
	$3,809,540	$2,064,302